Significant Accounting Policies (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Accounting Policies [Abstract]
Cash Equivalents, Original Maturity Period, Maximum		3 months
Loans and Leases Receivable, Placed on Nonaccrual Status, Period Delinquent		90 days
Advertising	$ 303,754	$ 355,678	$ 387,079